UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22110

AdvisorSharesTrust

(Exact name of registrant as specified in charter)

3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

 (Name and address of agent for service)

Registrant's telephone number, including area code:   1-877-843-3831

Date of fiscal year end:  June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVISORSHARES TRUST

3 Bethesda Metro Center
Suite 700
Bethesda, Maryland 20814
www.advisorshares.com
877.THE.ETF1

Semi-Annual Report

December 31, 2009

ADVISORSHARES TRUST
DENT TACTICAL ETF
Manager’s Discussion and Analysis for DENT Semi-Annual Report

December 31, 2009

The volatile year of 2009 is over. It started amidst a vicious economic meltdown and ended with financial markets soaring higher based on hopes of a better tomorrow. There were a tremendous number of government initiatives that were put into place to stop a financial freefall, many with acronyms like TALF, TARP, TGTP, etc. In addition to the alphabet soup of initiatives, we had the U.S. government become a major stockholder in several large entities like GM and Citigroup. Amazing. Since that time the fundamental economy has not fallen to ruin, but it also has not leapt forward in recovery.

A milestone of 2009 was the launch of the Dent Tactical ETF (exchange traded fund), sponsored by AdvisorShares. This new ETF is based on the momentum investment strategy of HS Dent, which we developed in late 2007 and early 2008 to serve as our guide through what we thought would be very difficult times. We had no idea how right we would be. Even though the ETF was launched in 2009 (September 15, to be exact), the investment approach has been in use since mid 2008. The basic idea is to use momentum gauge when markets are moving higher or when there is more risk. If you only look at our brief performance in the ETF, it was disappointing. As 2009 drew to a close during the fourth quarter, there were two trends that caused our performance to lag the broad U.S. markets.

The fast-paced gains we enjoyed by investing in foreign markets earlier in the year began slowing down toward the end of 2009. This change in trend took a couple of months to confirm, which means that those foreign investments held our portfolio back during the fourth quarter. At the same time, another trend was emerging, which was leadership in the U.S. markets. The major U.S. indices finished the quarter near their highs for the year, and had all posted solid profits for the fourth quarter. These two changes in trend taken together led to the Dent Tactical ETF trailing the major U.S. indices.

The table on page 2 shows the Fund’s performance compared to its benchmark for the period September 16, 2009 (Fund’s inception) through December 31, 2009.

As of the last week of December 2009, we had rotated our portfolio to represent the U.S. market’s leadership, including U.S. Technology, Large Cap, Mid Cap, and Small Cap. There is a small representation of both commodities (coal) and Latin America (Chile), as well as an allocation to Consumer Services. If the current trend continues, with investors and pundits estimating a strong recovery in the U.S. in 2010, the Dent Tactical ETF should compare quite favorably to the U.S. markets in the months ahead.

Rodney Johnson
HS Dent

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Other Fund risks include asset allocation risk, trading risk, early closing risk, turnover risk and temporary defensive positions risk which can increase Fund expenses and may decrease Fund performance. The Fund is, also, subject to the risks associated with the underlying ETFs that comprise this “fund of funds”. The underlying ETFs’ risks, as detailed in the prospectus, include small and large cap company risk, real estate investment trusts (REITs) risk, interest rate risk, credit risk, fixed income risk, foreign securities and currency risks, emerging markets risk, derivative risk, and commodity-linked derivative investment risk. Newly organized, actively managed Funds have no trading history and there can be no assurance that active trading markets will be developed or maintained.

The views in this letter were those of the Fund Manager as of December 31, 2009, and may not reflect the views of the manager on the date this letter is first published or anytime thereafter. These views are intended to assist Shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

ADVISORSHARES TRUST
DENT TACTICAL ETF

For the Period September 16, 2009* to December 31, 2009 (Unaudited)

HISTORICAL PERFORMANCE (DENT)

Since Inception 9/16/2009
DENT Tactical ETF NAV	(0.76)%
DENT Tactical ETF Market Price**†	(1.75)%
S&P 500 Index	4.95%

**	The price used to calculate market return (“Market Price”) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV and are not individually redeemed from the Fund.
†	Excludes reinvestment of Fund’s distribution payable January 6, 2010.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current Fund performance may be lower or higher than the perfomance shown. Returns shown include the reinvestment of all dividends and other distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The gross total annual operating expense ratio of the Fund, as stated in the current prospectus is 1.56%. For the Fund’s most recent month end performance please call 1-877-843-3831. Returns for performance under one year are cumulative.

PREMIUM/DISCOUNT FREQUENCY DATA

Premium and Discount Range	Number of Days	% of Total Days
< -0.2%	6	5.61%
> -0.2% and < 0.0%	31	28.97%
> 0.0% and < 0.2%	56	52.34%
> 0.2%	14	13.08%
	107	100.00%

*	Dent Tactical ETF commenced operations on September 16, 2009.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Shareholder Expense Example

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period 9/16/09* to 12/31/09” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other exchange traded funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 09/16/09*	Ending Account Value 12/31/09	Annualized Expense Ratios for the Period 9/16/09* to 12/31/09	Expenses Paid During the Period 9/16/09* to 12/31/09
Actual	$1,000.00	$992.40	1.50%	$4.38	**
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	1.50%	$7.50	†

*	Commencement of operations.
**	Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 107/365 (to reflect the period since commencement of operations).
†	Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

ADVISORSHARES TRUST
DENT TACTICAL ETF
Schedule of Investments

December 31, 2009 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 98.2%
Equity Funds — 98.2%
Consumer Discretionary Select Sector SPDR Fund	72,510	$2,158,623
iShares Dow Jones Select Dividend Index Fund	49,309	2,165,158
iShares Dow Jones US Technology Sector Index Fund	38,079	2,191,066
iShares MSCI Chile Investable Market Index Fund	41,338	2,264,909
iShares Russell 1000 Growth Index Fund	44,672	2,226,899
iShares S&P Midcap 400 Value Index Fund	32,547	2,146,475
Market Vectors – Coal ETF	59,733	2,157,556
Rydex S&P Equal Weight ETF	54,663	2,160,828
Vanguard Information Technology Index ETF	39,577	2,169,611
Vanguard Mid-Cap ETF	35,940	2,154,603
Total Exchange Traded Fund (Cost $21,626,953)		21,795,728
MONEY MARKET FUND — 22.8%
Goldman Sachs Money Market (Cost $5,070,986)	5,070,986	5,070,986
Total Investments — 121.0% (Cost $26,697,939)		26,866,714
Liabilities in Excess of Other Assets — (21.0%)		(4,671,594)
Net Assets — 100.0%		$22,195,120

ETF	— Exchange Traded Fund

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Statement of Assets and Liabilities

December 31, 2009 (Unaudited)

ASSETS
Investments, at Market Value:
Exchange Traded Fund (Cost $21,626,953)	$21,795,728
Money Market Fund (Cost $5,070,986)	5,070,986
Total Investments	26,866,714
Dividend & Interest Receivable	8,493
Due from Investment Advisor	3,103
Total Assets	26,878,313
LIABILITIES
Due to Custodian	2,184,070
Payable for Securities Purchased	2,181,441
Dividend Payable	238,701
Accrued Expenses	78,978
Total Liabilities	4,683,190
NET ASSETS	$22,195,120
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	22,908,334
Distribution in Excess of Net Investment Income	(74,259)
Net Loss on Investments	(807,730)
Unrealized Appreciation on Investments	168,775
NET ASSETS	$22,195,120
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,130,000
Net Asset Value (NAV) Per Share	$19.64

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Statement of Operations

For the Period September 16, 2009* to December 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividend Income	$251,604
Interest Income	563
Total Investment Income	252,167
EXPENSES
Advisory Fees	$56,506
Offering Fees	50,015
Organizational Fees	20,552
Professional Fees	11,580
Report to Shareholders	8,794
Insurance Fees	6,070
Trustee Fees	3,794
Exchange Listing Fees	1,466
Custody Fees	878
Transfer Agent Fees	439
Miscellaneous Fees	1,759
Total Expenses	161,853
Advisory Fees Waived	(56,506)
Expense Reimbursement	(17,622)
Net Expenses	$87,725
Net Investment Income	$164,442
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on Investment Transactions	(807,730)
Net Unrealized Appreciation on Investments	168,775
Net Realized and Unrealized Loss	(638,955)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(474,513)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Statement of Changes in Net Assets

For the Period September 16, 2009* to December 31, 2009 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income	$164,442
Net Realized Loss on Investment Transactions	(807,730)
Net Unrealized Appreciation on Investment Transactions	168,775
Net Decrease In Net Assets Resulting From Operations	(474,513)
DISTRIBUTION TO SHAREHOLDERS
Net Investment Income	(238,701)
Total Distributions	(238,701)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	21,404,869
Value of Shares Redeemed	(496,535)
Net Increase From Capital Stock Transactions	20,908,334
Net Increase in Net Assets	20,195,120
Net Assets:
Beginning of Period	2,000,000
End of Period	$22,195,120

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Financial Highlights

For the Period September 16, 2009(1) to December 31, 2009 (Unaudited)

Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income(2)	0.17
Net Realized and Unrealized Loss on Investments	(0.32)
Net Decrease in Net Assets
Resulting from Investment Operations	(0.15)
Distribution from Net Investment Income	(0.21)
Net Asset Value, End of Period	$19.64
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.76)%
Total Investment Return Based on Market(3)	(1.76)%
Ratios/Supplemental Data
Net Assets, End of Period (000’s omitted)	$22,195
Ratio to Average Net Assets of:
Expenses, net of expense waivers and reimbursements(4)	1.50%
Expenses, prior to expense waivers and reimbursements(4)	2.77%
Net Investment Income(4)	2.81%
Portfolio Turnover Rate(5)	282%

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total investment return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total investment return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The market price is the mid of the bid and offer price at the end of day. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Notes to Financial Statements
December 31, 2009 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”). The Dent Tactical ETF (the “Fund”) is one of two separate exchange-traded funds currently comprising the Trust, collectively, (the “Funds”). The Fund commenced operations on September 16, 2009.

The Fund’s investment objective is long term growth of capital. The Fund is a “fund of funds”, which means that the Fund seeks to achieve its investment objective by investing primarily in other exchange-traded funds (the “Underlying ETF’s”).

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including Underlying ETFs, is taken from the exchange where the security is primarily traded. Securities regularly traded in an OTC market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by H.S. Dent Investment Management, LLC, the Sub-Advisor, in accordance with procedures adopted by the Board of Trustees of the Trust.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and expenses are recognized on the accrual basis.

Short-Term Investments

The Fund may invest up to 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.

Dividends and Distributions

The Fund will pay out dividends to shareholders at least annually. The Fund will distribute its net capital gains, if any, to shareholders annually.

Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Notes to Financial Statements
December 31, 2009 (Unaudited)

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Fund has entered into an Investment Advisory Agreement with AdvisorShares Investments, LLC. The Adviser acts as the Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of the Fund. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of 0.95% of the NAV of the Fund and such fees do not include breakpoints. From time to time, the Adviser may waive all or a portion of its fee.

Sub-Advisory Agreements

H.S. Dent Investment Management, LLC. serves as investment sub-adviser to the Fund and provides investment advice and management services to the Fund. AdvisorShares supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement (“Investment Sub-Advisory Agreement”) between the Sub-Advisor and the Advisor, the Sub-Advisor receives an annual fee equal to the average daily net assets of the Fund as follows:

AUM Schedule	Rate
$0 – $100,000,000.40%
$100,000,001 – $250,000,000.45%
$250,000,001 – $500,000,000.50%
$500,000,001 – $1,000,000,000.55%
$1,000,000,001 +	.60%

From time to time, the Sub-Adviser may waive all or a portion of its fee.

Expense Limitation Agreement

AdvisorShares Investments, LLC (the “Advisor”) and H.S. Dent Investment Management, LLC (the “Sub-Advisor”) have contractually agreed to reduce their fees and reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets until September 2, 2010. The expense limitation agreement will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund. The investment advisory agreement may only be terminated with the approval of the Fund’s Board. In addition, if at any point it becomes unnecessary for the Advisor to reduce fees or make expense reimbursements, the Board may permit the Advisor to retain the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period.

For the period ended December 31, 2009, the Advisor waived fees and reimbursed expenses totaling $74,128, which is available to be recouped until June 30, 2013.

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian”, “Fund Accountant” or “Transfer Agent”), serves as the Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent pursuant to a certain Fund Administration and Accounting Agreement, a Custody Agreement or a Transfer Agency and Service Agreement, as the case may be.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Notes to Financial Statements
December 31, 2009 (Unaudited)

3. Investment Advisory Agreement and Other Agreements - (continued)

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to the distribution agreement. The Distributor does not maintain any secondary market shares.

The Fund has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fees are currently paid by the Fund under a Plan, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund.

4. Organization and Offering Cost

Expenses incurred in organizing of the Trust and the Fund are approximately $241,000. The Trust and the Fund will reimburse AdvisorShares for organizational expenses paid on their behalf.

5. Creation and Redemption Transactions

The Fund issues and redeems shares on a continuous basis at NAV in groups of 25,000 shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Summary of Fair Value Disclosure

The Fund utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g. an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially

ADVISORSHARES TRUST
DENT TACTICAL ETF
Notes to Financial Statements
December 31, 2009 (Unaudited)

6. Summary of Fair Value Disclosure - (continued)

affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1
Exchange Traded Funds	$21,795,728
Money Market Fund	5,070,986
Total	$26,866,714

The Fund did not hold any Level 2 or Level 3 securities during the period reported.

7. Federal Income Tax

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dent Tactical ETF	$26,697,939	$338,001	$(169,226)	$168,775

ADVISORSHARES TRUST
DENT TACTICAL ETF
Notes to Financial Statements
December 31, 2009 (Unaudited)

8. Investment Transactions

Purchases and sales of investments for the period September 16, 2009 (commencement of operations) to December 31, 2009 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Dent Tactical ETF	$57,041,368	$55,984,161	$21,861,151	$483,676

9. Risks Involved with Investing in the Fund

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests. An investment in this Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. This Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Tracking Error Risk

The Fund’s performance may not match its Underlying Index during any period of time. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor and Sub-Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

10. Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 25, 2010. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

ADVISORSHARES TRUST
DENT TACTICAL ETF
Board of Trustees and Officers (Unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Independent Trustees
Paul Aaronson	1956	Trustee	No set term; served since 2009	Managing Member of Stone Keep Capital Management, LLC (2008 – present); President of Scaroon Associates (financial services consulting) (2006); CEO of PlusFunds Group, Inc. (registered investment adviser) (2005) Executive Managing Director of Standard & Poor’s (2001).	None
Elizabeth (Betsy) Piper/Bach	1952	Trustee	No set term; served since 2009	Vice President of NADA Plan Administrators (retirement plan administration) (2009 – present); President of Cardinal Trust and Investments; CIO for Wilson/Bennett Capital Management (2006); Senior Vice President and Chief Trust Officer at FBR National Trust Co., (2001)	1
Interested Trustee
Noah Hamman*	1968	Trustee	No set term; served since 2009	Founder of AdvisorShares Investments, LLC (2006 – present; President and CEO of Arrow Investment Advisors, LLC (2006 – 2008); Vice-President — Business Development of Rydex Investments (2001).	None

The officers of the Trust not named above are:

Name and Year of Birth(1)		Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dan Ahrens	1966	Chief Compliance Officer, Secretary & Treasurer	No set term; served since 2009	Executive Vice President of AdvisorShares Investments, LLC (2008 – present); President of Ahrens Advisors, LP (2005 – 2008); President of Mutuals Advisors, Inc & Mutuals.com Funds (2003 – 2005).

*	Mr. Hamman is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Advisor.
(1)	The address of each Trustee or officer is c/o AdvisorShares Investments, LLC, 3 Bethesda Metro Center, Suite 700, Bethesda, MD 20814
(2)	Independent Trustees and Officers serve until their successors are duly elected and qualified.

SUPPLEMENTAL INFORMATION

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

ADVISORSHARES TRUST
DENT TACTICAL ETF

Investment Advisor
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland 20814

Sub-Adviser
H.S. Dent investment Management, LLC
15310 Amberly Drive, Suite 390
Tampa, Florida 33647

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

This report is submitted for the general information of the Fund. It is not authorized for distribution to prospective investors unless proceeded or accompanied by an effective prospectus, which included information regarding the Fund’s risks, objectives, fees and expenses, experience of management and other information.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AdvisorShares Trust

By: /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

Date: March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: AdvisorShares Trust

By: /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

Date: March 9, 2010

By: /s/ Dan Ahrens

Dan Ahrens, Treasurer

Date: March 9, 2010